SCHEDULE OF PURCHASE PRICE ALLOCATION (Details) - USD ($) $ in Thousands	9 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Subsequent Events [Abstract]
Cash payment	$ 2,500
Consideration in Shares	1,699
Fair value of convertible promissory note	4,989
Total purchase price	9,188
Cash and cash equivalents	73
Trade receivables	66
Property and equipment, ne	183
Security deposit	3
Technology intangible asset	1,500
Total identifiable assets	1,825
Accounts payable	(82)
Deferred tax liability	(315)
Due to related party	(1)
Total liability assumed	(398)
Total pro forma goodwill	$ 7,761